PIMCO National Intermediate Municipal Bond Fund N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PIMCO Funds
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Aug. 01, 2025